Financial risk management - Summary of Analysis of Net Debt (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Analysis Of Net Debt [Line Items]
Lease liabilities - repayable within one year	¥ 7,067	¥ 3,935
Lease liabilities - repayable after one year	12,566	13,901
Lease liabilities	¥ 19,633	¥ 17,836